Income Taxes - Summary of Tax Effects of Temporary Differences to Deferred Tax Balances (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Deferred tax assets:
Accrued expenses and others	¥ 455,724	$ 66,074	¥ 208,030
Bad debt provision	71,811	10,412	77,053
Net operating losses carried forward	1,737,385	251,897	1,756,698
Recorded cost relating to capitalized assets	3,799,494	550,875	3,902,201
Fixed assets depreciation	15,979	2,317	18,630
Valuation allowance	(6,037,351)	(875,334)	(5,876,461)
Deferred tax assets, net	43,042	6,241	86,151
Deferred tax liabilities:
Long-lived assets arising from acquisitions	¥ 44,874	$ 6,507	¥ 57,927